Other Comprehensive Income (Loss) and Related Tax Effects (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other comprehensive income or loss, tax (expense) benefit
Tax effects on foreign currency translation adjustments	$ 0
Tax effects on unrealized gains or losses on available-for-sale securities	0
Cumulative foreign currency translation losses	59,000,000	$ 53,800,000	$ 29,200,000
Reclassification out of accumulated other comprehensive income (loss)
Gains (losses) on marketable investment securities, net	6,995,000	(6,463,000)	(32,000)
Other-than-temporary impairment loss on available-for-sale securities	0	6,139,000	0
Reclassification out of Accumulated Other Comprehensive Income
Reclassification out of accumulated other comprehensive income (loss)
Total reclassifications, net of tax and noncontrolling interests	(2,996,000)	6,124,000	32,000
Reclassification out of Accumulated Other Comprehensive Income | Recognition of realized gains (losses) on available-for-sale securities in net income
Reclassification out of accumulated other comprehensive income (loss)
Gains (losses) on marketable investment securities, net	(2,996,000)	(15,000)	32,000
Reclassification out of Accumulated Other Comprehensive Income | Recognition of other-than-temporary impairment loss on available-for-sale securities in net income
Reclassification out of accumulated other comprehensive income (loss)
Other-than-temporary impairment loss on available-for-sale securities	$ 0	$ 6,139,000	$ 0